Equity - Narrative (Details) $ / shares in Units, $ in Thousands			1 Months Ended		6 Months Ended	12 Months Ended
	Jun. 23, 2022 shares	Jul. 28, 2021 USD ($)	May 31, 2024 shares	Jul. 31, 2021 USD ($) shares	Dec. 31, 2022 shares	Dec. 31, 2024 shares vote £ / shares	Dec. 31, 2023 shares £ / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2024 vote $ / shares shares	Dec. 31, 2023 $ / shares shares	Jan. 01, 2022 £ / shares shares	Jan. 01, 2022 $ / shares shares	Dec. 31, 2021 shares
Disclosure of classes of share capital [line items]
Exchange ratio						8.335
Vested (in shares)						(144,249)	(174,075)	(501,451)
Issuance to Convertible Note holders | $		$ 35,231		$ 35,231				$ 0
Minimum
Disclosure of classes of share capital [line items]
Issue of equity | $				50,000
Geely
Disclosure of classes of share capital [line items]
Issuance to Convertible Note holders | $				$ 9,531
Total for all related parties | Geely
Disclosure of classes of share capital [line items]
Issuance to Convertible Note holders | $		$ 9,531
Class A Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	197,026,729				467,677,673	2,060,461,997	467,976,748	467,677,673	2,060,461,997	467,976,748			197,026,729
Exchange ratio						8.335
Exchange of Class B for Class A (in shares)					294,877,349
Issuance to PIPE investors (in shares)					26,540,835
Issuance to GGI shareholders (in shares)					82,193,962
Issuance of Volvo Cars preference shares (in shares)						58,882,610
Class B Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	35,377,866				1,642,233,575	49,892,575	1,642,233,575	1,642,233,575	49,892,575	1,642,233,575			35,377,866
Exchange ratio						8.335
Exchange of Class B for Class A (in shares)					35,377,866			35,377,866
Issuance to PIPE investors (in shares)					0
Issuance to GGI shareholders (in shares)					0
Class C-1 Ordinary Shares | Polestar Automotive Holding UK PLC ("Parent")
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)						20,499,965	20,499,965		20,499,965	20,499,965
Class C-2 American Depositary Shares | Polestar Automotive Holding UK PLC ("Parent")
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)						4,500,000	4,500,000		4,500,000	4,500,000
Redeemable Preferred Shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)											50,000,000	50,000,000
Par value per share (in usd per share) | (per share)											£ 1.00	$ 65
Redeemable Preferred Shares | Polestar Automotive Holding UK PLC ("Parent")
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)						50,000,000	50,000,000		50,000,000	50,000,000
Par value per share (in usd per share) | £ / shares						£ 1.00	£ 1.00
Class C Shares
Disclosure of classes of share capital [line items]
Number of additional shares authorised (in shares)						0			0
Number of votes per share | vote						1			1
Class C-1 Ordinary Shares | Polestar Automotive Holding UK PLC ("Parent")
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares									$ 0.10	$ 0.10
Class C-2 American Depositary Shares | Polestar Automotive Holding UK PLC ("Parent")
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares									$ 0.10	$ 0.10
Class A Shares
Disclosure of classes of share capital [line items]
Shares issued to convertible note holders (in shares)	4,306,466			4,306,466,000
Number of share options granted in share-based payment arrangement (in shares)							125,000	375,000
Number of additional shares authorised (in shares)						2,939,538,003			2,939,538,003
Number of votes per share | vote						1			1
Class A Shares | Total for all related parties
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)						1,675,841,017	220,918,695		1,675,841,017	220,918,695
Class A Shares | Polestar Automotive Holding UK PLC ("Parent")
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	294,877,349
Par value per share (in usd per share) | $ / shares									$ 0.01	$ 0.01
Shares issued to convertible note holders (in shares)	4,306,466
Class B Shares
Disclosure of classes of share capital [line items]
Number of additional shares authorised (in shares)						1,727,474,164			1,727,474,164
Number of votes per share | vote						10			10
Class B Shares | Polestar Automotive Holding UK PLC ("Parent") | Total for all related parties
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares									$ 0.01	$ 0.01
Class B Shares | Class B Shares
Disclosure of classes of share capital [line items]
Exchange ratio			1
Class B Shares | Class B Shares | Volvo Cars
Disclosure of classes of share capital [line items]
Stock converted during the period (in shares)			814,219,838
Class B Shares | Class B Shares | PSD Investment Limited
Disclosure of classes of share capital [line items]
Stock converted during the period (in shares)			778,121,162